BUSINESS COMBINATION (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 13, 2021 USD ($) tranche $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Sep. 25, 2020 $ / shares shares
Reverse Recapitalization [Line Items]
Awards converted (in shares)	29,000,000.0
Common stock issued (in shares)		245,834,569	169,717,416
Common stock outstanding (in shares)		245,834,569	169,717,416
Exchange ratio	0.4604
Gross proceeds | $	$ 656.3
Transaction costs | $	$ 70.4
Common stock issued (in shares)	55,000,000
Common stock issued, price (in dollars per share) | $ / shares	$ 10.00
Purchase price | $	$ 550.0
Expiration period		10 years
Number Of Tranches | tranche	3
Public Warrants
Reverse Recapitalization [Line Items]
Warrants outstanding (in shares)	7,991,544			7,991,544
Units outstanding (in shares)	23,974,362
Warrants, exercise price (in dollars per share) | $ / shares	$ 11.50
Private Warrants
Reverse Recapitalization [Line Items]
Warrants outstanding (in shares)	4,529,950			4,529,950
Warrants, sale price (in dollars per share) | $ / shares	$ 1.50
Warrants, exercise price (in dollars per share) | $ / shares	$ 11.50
Earnout Shares
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Nonvested awards (in shares)	9,000,000
Common Class A
Reverse Recapitalization [Line Items]
Stock converted (in shares)	190.0
Stock converted, conversion ratio	1
Warrants outstanding (in shares)		12,521,494
Number of shares of common stock contained in each unit (in shares)				1
Warrants, exercise price (in dollars per share) | $ / shares				$ 11.50
Common Class A | Aspirational
Reverse Recapitalization [Line Items]
Common stock outstanding (in shares)	6,000,000.0
Common Class A | Aspirational's Public Shareholders
Reverse Recapitalization [Line Items]
Common stock outstanding (in shares)	10,600,000
Common Class A | Public Warrants
Reverse Recapitalization [Line Items]
Number of shares of common stock contained in each unit (in shares)	1
Common Class A | Private Warrants
Reverse Recapitalization [Line Items]
Number of shares of common stock contained in each unit (in shares)	1
Common Class A | Earnout Shares
Reverse Recapitalization [Line Items]
Trading period	20 days
Consecutive trading period	30 days
Expiration period	5 years
Common Class A | Earnout Shares | First share price vesting threshold
Reverse Recapitalization [Line Items]
Vesting milestone (in dollars per share) | $ / shares	$ 12.50
Common Class A | Earnout Shares | Second share price vesting threshold
Reverse Recapitalization [Line Items]
Vesting milestone (in dollars per share) | $ / shares	15.00
Common Class A | Earnout Shares | Third share price vesting threshold
Reverse Recapitalization [Line Items]
Vesting milestone (in dollars per share) | $ / shares	$ 17.50